UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 103.0%
Long-Term Municipal Bonds - 103.0%
Alabama - 2.0%
Birmingham AL Wtrwks Brd
5.00%, 1/01/31	$10,000	$11,325,800
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,900	3,888,849
AGM Series 2004
5.50%, 1/01/21	1,000	1,000,930
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/41 (Pre-refunded/ETM)	375	375,000
5.00%, 2/01/41 (Pre-refunded/ETM)	625	625,000
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,504,150

		20,719,729

Arizona - 2.3%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.15%, 2/01/42 (a)	3,850	3,727,916
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	1,110,941
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,181	2,204,795
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,887,375
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	4,220,336
5.625%, 7/01/38	1,760	1,647,395
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,314,601
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,906,688
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	4,048,157
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	353	353,180

		24,421,384

California - 14.9%
California Dept Wtr Res Cen Vy
Series 2012AL
5.00%, 12/01/29 (b)	8,255	10,092,068
Series 2013 AM
5.00%, 12/01/25 (b)	12,300	15,074,634

	Principal Amount (000)	U.S. $ Value
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,881,937
California GO
5.00%, 11/01/32	10,000	10,917,700
5.25%, 4/01/30	15	15,046
AGM
5.00%, 2/01/29	1,445	1,493,856
AMBAC
5.00%, 4/01/27	1,230	1,233,026
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	1,967,482
Series 2008A
5.375%, 8/15/20	510	575,489
5.50%, 8/15/23	80	89,278
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,325,280
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,751,693
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	20,676,109
Manteca CA USD GO
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	3,935,064
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,212,900
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	2,003,323
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series A
5.00%, 8/01/30	10,045	11,988,908
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,000	3,416,130
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,151,736
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/33	10,000	11,715,500
Series 2012C
5.00%, 11/01/28	3,450	4,151,972
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,820	2,906,489
Univ of California
Series 2012G

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/30 (b)	22,630	26,949,388

		156,525,008

Colorado - 2.8%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	460	446,954
Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	245	258,896
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,453,162
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	699,881
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,925,558
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	2,900	3,185,824
5.375%, 9/01/26	3,600	3,967,416
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	2,057,681
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (c) (d)	3,122	1,092,700
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,725,824
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	2,045,843
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (c) (d)	1,210	544,500
Series 04
6.125%, 12/01/19 (d)	820	410,000

		29,814,239

District of Columbia - 2.3%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	753,284
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	1,001,660
District of Columbia Tax Incr
5.25%, 12/01/26	9,600	11,826,912
District of Columbia Wtr & Swr Auth
AGC
Series 2008A

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/23	4,125	4,844,111
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,331,750

		23,757,717

Florida - 5.1%
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	4,003,080
Capital Trust Agy FL (Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	445	445,387
Series 03
5.75%, 1/01/32	2,000	1,905,580
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	790	762,476
7.10%, 5/01/30	2,240	2,148,294
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	250,025
6.05%, 11/01/39	750	750,045
Florida HFC MFHR (Sable Chase Apts)
AGM Series 00
6.00%, 5/01/40	3,515	3,526,107
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,793,906
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	5,211,350
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	3,946,274
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32 (d)	2,405	2,107,021
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	2,795	2,822,391
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,794,150
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	995	998,582
Orange Cnty FL HFA MFHR (Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	2,000,000

	Principal Amount (000)	U.S. $ Value
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,500	2,529,450
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,621,159
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,085	3,096,692
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,590	1,591,288
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	1,020,520
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	4,620	4,859,866

		53,183,643

Guam - 0.1%
Guam COP
Series 2010A
6.875%, 12/01/40	515	566,083

Illinois - 11.0%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	16,819,500
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (e)	7,000	7,884,310
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,238,720
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	4,820	5,070,303
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,534	1,592,031
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	7,457,331
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	2,455	2,457,725
Chicago IL Wtr
5.00%, 11/01/29-11/01/32	13,765	16,062,623
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	2,640	3,003,317
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,312	2,311,861
Illinois Finance Auth (Greenfields of Geneva)

	Principal Amount (000)	U.S. $ Value
Series 2010A
8.25%, 2/15/46	2,050	2,211,642
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	728,678
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,407,361
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	2,320	2,710,990
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,660,800
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,181	2,196,943
Matteson IL GO
8.00%, 12/01/29 (f)	3,350	3,067,226
Metro Pier & Expo Auth IL Spl Tax (McCormick Place Exp Proj)
Series 2012B
5.00%, 12/15/28	22,500	26,088,525

		114,969,886

Indiana - 0.9%
Hendricks Cnty IN GO
5.50%, 7/15/23 (Pre-refunded/ETM)	1,165	1,281,733
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	6,840	7,813,948

		9,095,681

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	1,306,204

Louisiana - 2.6%
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,695,586
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,222,411
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	605	606,125
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	804,868
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	4,130,568

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/21	4,495	4,848,352
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,627,350
RADIAN Series A
5.00%, 12/01/22	1,060	1,146,252

		27,081,512

Maryland - 0.7%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	957,411
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,292,479

		7,249,890

Massachusetts - 2.0%
Massachusetts Dev Fin Agy (Emerson College)
Series A
5.50%, 1/01/30	4,750	5,276,870
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	6,036,509
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,617,168
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
NPFGC Series 08
5.375%, 2/01/26	1,250	1,411,762
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,245	2,413,083
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/19	4,000	3,999,960

		20,755,352

Michigan - 2.6%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	9,075,007
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	10,620,117
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,870,720
Wayne State Univ MI
Series 2009

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/29	5,215	5,899,886

		27,465,730

Minnesota - 1.2%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,453,032
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	3,532,830
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,784,132
Tobacco Securitization Auth MN
5.25%, 3/01/31	4,500	5,061,960

		12,831,954

Mississippi - 1.7%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.25%, 8/01/27	15,000	17,337,000

Missouri - 2.0%
Kansas City MO IDA Arpt (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,915	1,915,345
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	15,455,020
Missouri Dev Finance Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	1,024,970
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,880	2,021,978
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	680,660

		21,097,973

Nevada - 6.8%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.125%, 9/01/29	4,800	4,865,376
Clark Cnty NV Airport PFC (McCarran Airport)
5.25%, 7/01/18	9,090	10,784,831
Clark Cnty NV Arpt (McCarran Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,974,855
Clark Cnty NV GO
AMBAC Series 2006

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/23	13,250	15,061,937
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	6,365,216
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,424,650
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,574,590
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	7,334,123
AMBAC Series B
5.00%, 7/01/25	6,985	7,650,740

		71,036,318

New Hampshire - 0.4%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,761,514
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp)
AGM Series 02
5.50%, 8/01/27	2,250	2,256,705

		4,018,219

New Jersey - 1.5%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	3,675	3,783,596
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,742,872
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,340	4,844,569

		15,371,037

New Mexico - 1.3%
Clayton NM Jail Proj
CIFG NA
5.00%, 11/01/25-11/01/27	13,095	13,554,991

New York - 9.2%
Erie Cnty NY IDA
AGM Series 04
5.75%, 5/01/25 (Pre-refunded/ETM)	1,100	1,204,632
5.75%, 5/01/26 (Pre-refunded/ETM)	4,000	4,380,480
New York NY GO

	Principal Amount (000)	U.S. $ Value
5.125%, 12/01/27 (e)	1,000	1,168,170
5.25%, 9/01/23	5,000	6,020,750
Series 04G
5.00%, 12/01/23	895	983,695
Series 2003A
5.50%, 8/01/21 (Pre-refunded/ETM)	625	657,763
5.50%, 8/01/21	4,375	4,589,944
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,553,550
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	19,415	23,203,837
New York NY Trnsl Fin Auth
Series 2002B
5.00%, 2/01/27	10,000	11,944,800
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	2,027,062
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,321,356
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c) (d)	1,188	12
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,775	3,204,653
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/27	5,355	6,485,976
Port Authority of NY & NJ
5.00%, 7/15/30	12,200	14,571,436
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/28	10,000	11,881,700

		96,199,816

North Carolina - 0.5%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	920	1,063,943
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,138,910
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	3,305	3,262,432

		5,465,285

Ohio - 2.9%
Akron OH Income Tax (Community Learning Centers)
5.00%, 12/01/31	1,500	1,734,285

	Principal Amount (000)	U.S. $ Value
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	6,271,375
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	3,221,099
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,555,232
Kent State Univ
Series 2012A
5.00%, 5/01/29	2,000	2,352,360
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	8,444,400

		30,578,751

Oregon - 0.8%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	3,064,903
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,275	1,275,816
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/27	3,000	3,543,240

		7,883,959

Pennsylvania - 2.0%
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	2,000	2,024,100
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	5,498,235
Pennsylvania IDA
5.50%, 7/01/23 (Pre-refunded/ETM)	485	613,147
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	3,455	4,027,390
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (d)	1,030	924,322
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	7,720,544
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99

	Principal Amount (000)	U.S. $ Value
5.50%, 1/01/24	440	394,103

		21,201,841

Puerto Rico - 2.0%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/25	7,090	7,817,079
Puerto Rico GO
5.25%, 7/01/23	1,700	1,804,618
Series 01A
5.50%, 7/01/19	1,000	1,131,630
Series 03A
5.25%, 7/01/23 (Pre-refunded/ETM)	500	522,640
Series 04A
5.25%, 7/01/19	2,880	3,062,995
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,165
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,182,832
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,732,863

		20,797,822

Rhode Island - 0.4%
Rhode Island EDC (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	4,655	4,656,629

South Carolina - 1.3%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,650,270
AGC
5.00%, 12/01/29	400	441,800
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	6,225	6,553,618
South Carolina Pub Svc Auth
5.00%, 12/01/28	4,235	5,029,443

		13,675,131

Tennessee - 0.2%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	2,143,230
5.25%, 9/01/26	275	293,887

		2,437,117

Texas - 10.6%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,494,220

	Principal Amount (000)	U.S. $ Value
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	455	473,032
Camino Real Regl Mob Auth TX
5.00%, 2/15/21	3,000	3,006,510
Series 2008
5.00%, 8/15/21	75	75,158
Corpus Christi TX Gen Arpt
AGM Series 00B
5.375%, 2/15/30	7,100	7,112,283
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	5,065	5,075,181
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	166,566
El Paso Cnty TX Hosp Dist GO AGC
Series 2008A
5.00%, 8/15/23	5,000	5,799,200
Frisco TX ISD GO
5.00%, 8/15/31	3,335	3,975,687
Grapevine TX Arpt Fac (Cargo Acquisition Group)
6.50%, 1/01/24	925	926,277
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,897,956
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	5,993,322
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	730	758,599
Houston TX IDC (Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	2,790	2,793,264
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	7,292,640
North Texas Hgr Ed Auth (United Regl Hlth Care Sys)
AGM Series 07
5.00%, 9/01/24	1,000	1,099,460
North Texas Tollyway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/30	7,500	8,735,925
San Antonio TX Elec & Gas
5.00%, 2/01/25 (Pre-refunded/ETM)	65	72,345
5.00%, 2/01/25 (Pre-refunded/ETM)	2,435	2,713,394
Series 08
5.00%, 2/01/26	6,830	7,883,459
Series 2009A
5.25%, 2/01/24	3,260	3,935,342
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	1,023,450

	Principal Amount (000)	U.S. $ Value
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,318,025
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,446,012
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,231,700
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	11,041,094
Texas Private Acvty Bond Srfc Trnsp Corp. (Nte Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,738,827
Texas Turnpike Auth (Central Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	9,508,835
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	2,146,340
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,828,180

		111,562,283

Utah - 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	840	904,982

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	257	261,498

Washington - 7.0%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	14,528,986
Energy Northwest WA (Bonneville Power Admin)
Series 2006
5.00%, 7/01/24	4,055	4,592,125
AMBAC
5.00%, 7/01/21	11,470	12,694,308
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,597,000
Series 2009
5.00%, 6/01/27	615	690,405
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	5,096,835
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	4,120,377
Washington St GO
5.00%, 7/01/24 (e)	9,000	10,893,150
AMBAC

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/24	5,000	5,636,700
NPFGC-RE
5.00%, 1/01/27	6,380	7,335,469
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,495,240

		73,680,595

West Virginia - 0.5%
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,591,850

Wisconsin - 1.2%
Milwaukee WI (Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	1,915	1,917,413
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (g)	2,465	2,787,348
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012A
5.00%, 8/15/32	2,300	2,532,461
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	5,472,100

		12,709,322

Total Municipal Obligations (cost $1,009,481,460)		1,079,766,431

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (h) (cost $18,781,957)	18,781,957	18,781,957

Total Investments - 104.8% (cost $1,028,263,417) (i)		1,098,548,388
Other assets less liabilities - (4.8)%		(50,144,682)

Net Assets - 100.0%		$1,048,403,706

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$971,972

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2012.
(b)	When-Issued or delayed delivery security.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the market value of this security amounted to $2,787,348 or 0.3% of net assets.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,748,517 and gross unrealized depreciation of investments was $(4,463,546), resulting in net unrealized appreciation of $70,284,971.

As of July 31, 2012, the Fund held 28.5% of net assets in insured bonds (of this amount 2.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District

MFHR	–	Multi-Family Housing Revenue
NPFGC	–	National Public Finance Guarantee Corporation
NPFGC-RE	–	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	–	Passenger Facility Charge
PUD	–	Public Utility District
RADIAN	–	Radian Asset Assurance Inc.
SD	–	School District
SFMR	–	Single Family Mortgage Revenue
SRF	–	State Revolving Fund
SSA	–	Special Services Area
USD	–	Unified School District
XLCA	–	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$996,722,410		$83,044,021		$1,079,766,431
Short-Term Investments		18,781,957		– 0	–	– 0	–	18,781,957

Total Investments in Securities		18,781,957		996,722,410		83,044,021		1,098,548,388
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	971,972		971,972
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$18,781,957		$996,722,410		$84,015,993		$1,099,520,360

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$108,793,911		$(248,786)		$108,545,125
Accrued discounts/(premiums)	27,451		– 0	–	27,451
Realized gain (loss)	(184,319)		(1,497,823)		(1,682,142)
Change in unrealized appreciation/depreciation	5,056,327		1,220,758		6,277,085
Purchases	1,225,854		1,593,430		2,819,284
Sales	(17,187,162)		– 0	–	(17,187,162)
Settlements	– 0	–	(95,607)		(95,607)
Transfers in to Level 3	5,633,119		– 0	–	5,633,119
Transfers out of Level 3^	(20,321,160)		– 0	–	(20,321,160)

Balance as of 7/31/12	$83,044,021		$971,972		$84,015,993

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$4,700,711		$30,611		$4,731,322

^	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$83,044,021	Broker Quotes	Yield	0-20.551%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 109.8%
Long-Term Municipal Bonds - 109.8%
Alabama - 2.5%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
6.25%, 2/01/23	$1,000	$1,088,800
7.00%, 2/01/36	3,130	3,410,198
Jefferson Cnty AL LT Sch Wts
Series 2004A
4.75%, 1/01/25	530	505,101
5.00%, 1/01/24	3,365	3,287,672
Montgomery AL Med Clinic BD (Jackson Hospital & Clinic)
5.25%, 3/01/36	1,000	1,022,170
Pell City AL Spl Care Fac Fin Auth (Noland Health Services)
5.00%, 12/01/39	7,875	8,400,499
Phenix City AL IDB (Meadwestvaco Corp.)
Series 2002A
6.35%, 5/15/35	4,300	4,316,125
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	4,615	5,150,201

		27,180,766

Alaska - 0.5%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	4,919,551

Arizona - 4.4%
Apache Cnty AZ IDA (Tucson Electric Power Co.)
Series A
4.50%, 3/01/30	2,000	2,067,600
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	3,300	3,141,270
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	6,930	6,736,653
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	4,900	6,012,398
Phoenix AZ IDA (Great Hearts Academies)
6.30%, 7/01/42	1,000	1,042,830
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	2,092,770
5.625%, 7/01/38	3,825	3,580,276
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	2,400	2,483,088

	Principal Amount (000)	U.S. $ Value
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	17,065	17,739,921
Tempe AZ IDA (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,225,645

		48,122,451

California - 14.0%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
6.125%, 7/01/41	2,400	2,689,200
Bay Area Toll Auth CA
Series 2010 3694
5.00%, 4/01/25 (a)	7,570	8,510,270
California Ed Fac Auth (California Clg of Arts)
5.00%, 6/01/30	1,140	1,162,184
California Ed Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	1,300	1,439,815
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,430	3,989,124
California Mun Fin Auth (Emerson College)
6.00%, 1/01/42	1,000	1,183,100
California Mun Fin Auth (Goodwill Industries, Inc.)
Series 2012A
6.625%, 1/01/32 (b)	1,000	1,023,450
6.875%, 1/01/42 (b)	1,500	1,534,785
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32 (b)	3,910	4,132,166
California Pub Wks Brd (California Pub Wks Brd Lease)
Series 2011A
5.00%, 10/01/17	6,490	7,554,295
California Statewide CDA (Amino Inglewood CA High Sch)
Series 2011A
7.25%, 8/01/41	2,000	2,161,720
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	3,470	3,632,604
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37 (c)	3,300	3,364,812
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,300,360

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,557,546
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (c)	4,650	4,992,147
Chino CA CFD #2009-1
6.75%, 9/01/40	1,000	1,030,540
Compton CA CRA (Compton CA Tax Alloc)
Series 2010A
5.50%, 8/01/30	2,635	2,623,090
Series 2010B
5.00%, 8/01/25	1,420	1,393,403
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	9,890	7,511,851
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	7,230	8,162,525
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,625	4,598,637
Los Angeles CA USD GO
5.25%, 12/30/99 (a)	1,000	1,194,680
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	482,472
Oakland CA USD GO
Series 2012A
5.50%, 8/01/32	1,500	1,653,960
Poway CA USD CFD #6
5.00%, 9/01/33-9/01/36	1,300	1,376,785
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,343,557
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	4,500	5,434,740
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29	3,115	3,478,521
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	9,745	9,952,276
Southern CA Logistics Arpt Auth Proj
XLCA
5.00%, 12/01/36	3,600	2,212,668
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (a)	9,960	12,108,970

	Principal Amount (000)	U.S. $ Value
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,000	2,061,340
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	10,800	8,474,220
Univ of California
Series 2012G
5.00%, 5/15/30 (b)	10,000	11,908,700
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	1,400	1,531,740
West Contra Costa CA Hlth Dist
6.25%, 7/01/42	5,000	5,632,400
Yucaipa CA CFD #98-1
5.375%, 9/01/30	1,700	1,805,876

		152,200,529

Colorado - 3.7%
Colorado Hlth Fac Auth (American Baptist Homes of The Midwest)
Series 2009A
7.75%, 8/01/39	965	1,059,734
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	8,690	9,194,281
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.00%, 11/15/15	2,500	2,792,900
Series 2011B
5.00%, 11/15/17	8,020	9,400,402
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	600	659,136
5.375%, 9/01/26	3,800	4,187,828
Fitzsimons Vlg Met Dist #1 CO
Series 2010A
7.50%, 3/01/40	1,500	1,591,290
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,468,199
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	5,810	6,598,766
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,675,332

		40,627,868

Delaware - 0.1%
Delaware St EDA (Newark Charter School)
5.00%, 9/01/42	1,075	1,102,939

District of Columbia - 2.6%
District of Columbia (American Society of Hematology)
5.00%, 7/01/36-7/01/42	8,600	9,327,358
District of Columbia (Center for Strategic and Intl Studies DC)

	Principal Amount (000)	U.S. $ Value
6.625%, 3/01/41	1,850	2,018,443
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,205	4,986,331
District of Columbia Pers Income Tax
5.00%, 12/01/29 (a)	10,000	12,059,000

		28,391,132

Florida - 7.6%
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	5,000	5,770,350
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41	7,180	7,984,878
Citizens Ppty Ins Corp. FL
AGM
5.00%, 6/01/15	6,105	6,710,372
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,637,463
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2011A
5.00%, 10/01/27	5,000	5,507,300
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32-11/15/42	9,050	9,831,643
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.375%, 11/15/28	1,120	1,121,926
6.75%, 11/15/21	2,970	3,270,594
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
AGC
5.00%, 10/01/33	3,850	4,088,584
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	4,000	5,037,720
Orange Cnty FL Hlth Fac Auth (Orlando Health)
5.00%, 10/01/42	8,635	9,292,210
Series 2012B
5.00%, 10/01/42	8,000	8,608,880
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,450	2,478,861
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	4,250	4,470,745
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	4,445,240
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
RADIAN Series 2005

	Principal Amount (000)	U.S. $ Value
5.00%, 10/15/35	1,840	1,855,548

		83,112,314

Georgia - 1.8%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.00%, 9/01/30	1,000	1,145,770
6.125%, 9/01/40	6,100	6,843,834
Metro Atlanta Rapid Tran Auth GA
5.00%, 7/01/29 (a)	10,220	11,479,206

		19,468,810

Guam - 0.2%
Guam COP
Series 2010A
6.875%, 12/01/40	910	1,000,263
Guam GO
Series 2009A
7.00%, 11/15/39	1,000	1,129,850

		2,130,113

Hawaii - 0.2%
Hawaii Dept of Budget & Finance (Kahala Nui)
5.125%, 11/15/32 (b)	1,000	1,060,230
5.25%, 11/15/37 (b)	1,000	1,053,550

		2,113,780

Idaho - 0.4%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	4,480,600

Illinois - 6.2%
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (a)	3,000	3,378,990
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010B
5.00%, 1/01/26	1,285	1,445,522
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	3,215	3,381,955
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,260	1,338,781
Chicago IL Transit Authority Sales Tax
5.25%, 12/01/31	5,000	5,794,500
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	1,950	2,103,758
Illinois Finance Auth (Illinois Institute of Technology)

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/19	2,980	3,077,327
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,334,697
Illinois Finance Auth (OSF Healthcare Sys)
6.00%, 5/15/39	5,860	6,657,839
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	1,250	1,345,500
8.25%, 5/15/45	2,775	3,002,439
Illinois Finance Auth (Provena Health)
Series B
6.00%, 5/01/34	2,025	2,273,670
Illinois Finance Auth (Swedish Covenant Hospital)
6.00%, 8/15/38	3,360	3,767,803
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	4,800	5,627,232
Illinois Finance Auth (The Landing at Plymouth Place)
6.00%, 5/15/37 (d)	5,750	4,685,675
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	2,500	2,800,525
Illinois GO
5.00%, 3/01/33	4,900	5,372,360
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	4,885	5,708,269
Matteson IL GO
8.00%, 12/01/29 (e)	5,000	4,577,950

		67,674,792

Indiana - 3.4%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	6,293,400
Indiana Finance Auth (Marquette Manor)
4.75%, 3/01/32	5,535	5,560,184
5.00%, 3/01/39	1,400	1,419,096
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/31	3,000	3,443,280
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	1,800	2,056,302
Knox Cnty IN Econ Dev (Good Samaritan Hospital)
Series 2012A
5.00%, 4/01/37-4/01/42	11,740	12,580,077

	Principal Amount (000)	U.S. $ Value
Whiting IN Envrn Fac (BP PLC)
5.00%, 1/01/16	5,000	5,633,100

		36,985,439

Iowa - 0.7%
Tobacco Settlement Fin Corp. IA
Series 2005C
5.625%, 6/01/46	8,500	7,592,030

Kansas - 1.0%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.50%, 5/15/39	4,525	4,579,526
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	9,250	6,481,383

		11,060,909

Kentucky - 1.1%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
5.25%, 8/15/46	2,000	2,200,680
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	3,540	4,117,516
6.375%, 6/01/40	2,900	3,435,862
Louisville & Jefferson Cnty KY (Norton Healthcare)
5.25%, 10/01/36	2,000	2,096,420

		11,850,478

Louisiana - 2.6%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	4,230	4,907,857
Louisiana Gas and Fuels Tax
5.00%, 5/01/26 (Pre-refunded/ETM) (a)	10,000	11,667,200
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,368,636
5.875%, 10/01/40	3,000	3,383,730
6.00%, 10/01/44	1,740	1,971,107
St John Baptist Parish LA (Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	4,800	5,056,224

		28,354,754

Maine - 0.3%
Maine Hlth & Higher Edl Facs (Mainegeneral Medical Center)
6.75%, 7/01/41	3,000	3,490,890

	Principal Amount (000)	U.S. $ Value
Maryland - 0.1%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	1,000	1,081,820

Massachusetts - 1.0%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42 (b)	1,965	2,112,630
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.00%, 1/01/27	1,475	1,356,661
5.50%, 1/01/13-1/01/19	6,800	6,801,022

		10,270,313

Michigan - 3.9%
Detriot MI Swr Disp
Series A
5.25%, 7/01/39	7,100	7,463,733
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/30-5/01/31 (f)	4,015	4,509,300
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/27	5,000	5,417,650
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	1,000	1,057,170
Michigan Hosp Fin Auth (Presbyterian Villages of Michigan)
5.50%, 11/15/35	1,750	1,740,743
Michigan Pub Edl Fac Auth (Dr. Joseph F. Pollack - Pace)
8.00%, 4/01/30	1,195	1,319,866
Series 2010
8.00%, 4/01/40	500	549,375
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	13,840	11,340,634
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
5.00%, 12/01/14	4,000	4,339,160
NPFGC-RE
5.00%, 12/01/27	4,630	4,856,731

		42,594,362

Minnesota - 0.9%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	1,770	1,792,391
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
NPFGC-RE Series 2007B
5.00%, 1/01/22	2,750	3,036,605

	Principal Amount (000)	U.S. $ Value
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,368,040
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,000	1,124,880

		9,321,916

Missouri - 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,634,790
6.00%, 2/01/41	1,750	1,959,825

		3,594,615

Nebraska - 0.9%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc.)
5.00%, 9/01/42	7,100	7,309,379
5.25%, 9/01/37	2,500	2,642,175

		9,951,554

Nevada - 0.8%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	7,870	8,202,822

New Hampshire - 0.5%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	4,585	4,823,833

New Jersey - 3.5%
Burlington Cnty NJ Brdg Commn (The Evergreens)
5.625%, 1/01/38	3,500	3,590,755
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	5,705	5,731,928
6.40%, 9/15/23	3,000	3,012,990
7.00%, 11/15/30	5,455	5,480,147
Series 1999
6.25%, 9/15/19	375	376,770
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	5,240	5,643,742
New Jersey Hlth Care Fac Fin Auth (St Joseph Health Sys)
6.625%, 7/01/38	1,500	1,757,025
New Jersey Hlth Care Fac Fin Auth (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,096,760
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
4.75%, 6/01/34	3,000	2,409,840

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/41	10,355	8,434,251

		38,534,208

New York - 8.3%
Build NYC Resource Corp (YMCA of Grtr New York)
5.00%, 8/01/42	1,700	1,890,740
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/25	2,500	2,937,850
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (a)	10,740	12,487,613
Nassau Cnty IDA (Amsterdam at Harborside)
Series 2007A
5.875%, 1/01/18	2,125	1,468,205
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	1,865	1,241,922
6.70%, 1/01/43	2,190	1,445,312
New York NY GO
5.125%, 12/01/27 (a)	7,340	8,574,368
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,131,300
8.00%, 8/01/28	5,550	5,914,468
Series 2005
7.50%, 8/01/16	1,110	1,181,218
New York NY Transitional Fin Auth
5.00%, 2/01/26 (a)	10,000	12,046,900
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/30	10,700	12,901,311
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	1,900	2,039,384
New York St Thruway Auth 2ND G
5.00%, 4/01/29 (a)	10	11,400,570
Newburgh NY GO
Series 2012A
5.25%, 6/15/27	1,010	1,027,049
Series A
5.625%, 6/15/34	1,235	1,248,412
Port Authority of NY & NJ (Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,623,271
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	51,845
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	1,250	1,072,275
6.00%, 9/15/27	2,000	1,466,560
Series A

	Principal Amount (000)	U.S. $ Value
6.00%, 9/15/37	3,000	2,152,530
Yonkers NY GO
Series 2011A
5.00%, 10/01/17	3,000	3,413,910

		90,717,013

North Carolina - 0.7%
North Carolina Med Care Comm (Galloway Ridge at Fearrington)
6.00%, 1/01/39	1,020	1,103,456
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	6,350	6,037,136

		7,140,592

Ohio - 3.8%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	19,055	15,398,727
Cleveland OH Arpt Sys
Series 2012A
5.00%, 1/01/29-1/01/30	9,000	10,015,860
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	3,710	3,806,015
Series 2002A
5.625%, 8/15/32	2,225	2,249,942
Series 2006A
5.00%, 8/15/36	1,290	1,314,484
Gallia Cnty OH Hosp (Holzer Health Sys)
Series 2012A
8.00%, 7/01/42	5,000	5,560,600
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 04A
6.00%, 12/01/22	1,252	1,219,598
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	1,700	1,768,867

		41,334,093

Oklahoma - 0.6%
Oklahoma Dev Fin Auth (Inverness Village)
5.75%, 1/01/27	2,930	3,104,511
6.00%, 1/01/32	3,315	3,527,989

		6,632,500

Oregon - 1.2%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25 (a)	7,310	9,065,789
Salem OR Hosp Fac Auth Revenue (Capital Manor, Inc.)

	Principal Amount (000)	U.S. $ Value
5.625%, 5/15/32	1,000	1,051,760
6.00%, 5/15/42-5/15/47	2,975	3,173,165

		13,290,714

Pennsylvania - 5.6%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	1,700	1,819,408
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	3,193,953
Clairton PA Muni Auth
Series 2012B
5.00%, 12/01/37-12/01/42 (b)	8,525	8,675,892
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	4,170	4,396,639
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	4,000	4,636,680
Norristown PA Area SD COP
5.00%, 4/01/32	3,900	4,014,192
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	2,135	2,260,111
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	8,620	9,285,550
Pennsylvania St
5.00%, 11/15/29 (a)	10,000	12,124,000
Philadelphia Hosp & Hgr Ed Fac Auth (Temple Univ Hlth Sys)
Series 2012A
5.625%, 7/01/42	4,730	4,924,829
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2011A
5.00%, 6/15/25	5,000	5,543,150

		60,874,404

Puerto Rico - 3.9%
Puerto Rico Aqueduct & Swr Auth
Series 2012A
5.25%, 7/01/42	11,500	11,767,145
6.00%, 7/01/47	6,785	7,348,494
Puerto Rico Elec Pwr Auth
5.25%, 7/01/25	3,000	3,307,650
Series 2010ZZ
5.25%, 7/01/23	2,455	2,749,576
Series 2012A
5.00%, 7/01/42	6,525	6,704,438
Puerto Rico GO
Series 2012A
5.00%, 7/01/41	3,820	3,837,610
Puerto Rico Pub Fin Corp.

	Principal Amount (000)	U.S. $ Value
Series B
6.00%, 8/01/26	1,620	1,900,163
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	3,000	3,396,240
Puetro Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	1,665	1,705,842

		42,717,158

Rhode Island - 0.8%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	4,500	5,239,530
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	3,160	3,235,903

		8,475,433

South Carolina - 1.0%
South Carolina St Public Svc Auth
AMBAC
5.00%, 1/01/32 (a)	10,000	11,179,700

South Dakota - 0.1%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	1,020	1,000,538

Tennessee - 1.0%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.50%, 7/01/36	6,815	7,221,992
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2011A-2
5.00%, 7/01/15	3,135	3,452,011

		10,674,003

Texas - 8.2%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20 (c)	1,195	1,312,504
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	5,000	5,537,050
Central TX Regl Mobility Auth
6.00%, 1/01/41	5,600	6,505,912
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.75%, 8/15/41	1,000	1,105,210
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	3,995,548
Houston TX Arpt Sys
Series 2012A
5.00%, 7/01/32	1,815	2,017,191
Houston TX Util Sys

	Principal Amount (000)	U.S. $ Value
Series 4081
5.00%, 11/15/28 (a)	9,600	11,471,616
Love Field Arpt Modernization Corp. TX (Southwest Airlines Co.)
5.00%, 11/01/28	900	964,809
5.25%, 11/01/40	3,500	3,766,245
North Texas Ed Fin Corp. (Uplift Education)
Series A
5.125%, 12/01/42	5,495	5,773,926
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	795,923
5.50%, 11/15/22	4,000	4,195,520
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	3,413,040
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,231,700
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	9,099,132
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	6,450	7,747,998
Travis Cnty TX Hlth Fac (Longhorn Village)
Series A
7.00%, 1/01/32	8,000	8,339,520
Tyler TX Hlth Fac Dev Corp. (East Texas Medical Center)
5.375%, 11/01/37	1,500	1,554,930
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.00%, 7/01/33	2,400	2,496,192
Series 2007B
5.00%, 7/01/37	3,520	3,661,082
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	3,000	3,325,170

		89,310,218

Utah - 1.2%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	4,000	4,309,440
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	2,166,340
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	2,142,380
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,976,546
Utah St Charter Sch Fin Auth (Vista at Entrada Sch of Performing Arts)
6.30%, 7/15/32	850	879,810

	Principal Amount (000)	U.S. $ Value
6.55%, 7/15/42	1,890	1,955,507

		13,430,023

Vermont - 0.3%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	3,100	3,199,293

Virginia - 4.0%
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	2,915	3,242,879
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	15,450	10,779,465
Virginia Commonwealth Transp Brd Tr
5.00%, 5/15/26 (a)	8,275	10,042,457
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	9,350	9,844,428
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	8,325	9,131,027

		43,040,256

Washington - 3.5%
Seattle WA Mun Light & Pwr
5.00%, 2/01/26 (a)	7,500	9,003,150
Washington St GO
5.00%, 7/01/24-7/01/25 (a)	15,000	18,090,550
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	7,675	7,669,929
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.25%, 10/01/46	3,250	3,499,795

		38,263,424

West Virginia - 0.2%
West Virginia Hosp Fin Auth (Thomas Health Sys)
6.50%, 10/01/38	2,445	2,532,360

Wisconsin - 0.2%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (c)	435	491,885
Wisconsin St Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/24	1,490	1,587,267

		2,079,152

Total Municipal Obligations (cost $1,108,153,480)		1,195,126,462

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (g) (cost $8,217,365)	8,217,365	8,217,365

Total Investments - 110.6% (cost $1,116,370,845) (h)		1,203,343,827
Other assets less liabilities - (10.6)%		(115,346,461)

Net Assets - 100.0%		$1,087,997,366

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$15,000	12/2/24	3.013%		SIFMA *	$(2,557,093)
JPMorgan Chase Bank NA	8,500	7/9/25	SIFMA	*	3.167%	1,597,494
Morgan Stanley Capital Services, Inc.	2,500	3/17/22	SIFMA	*	3.073%	419,821
Morgan Stanley Capital Services, Inc.	3,000	6/11/22	SIFMA	*	2.965%	476,985

						$(62,793)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
JPMorgan Chase Bank NA:
CDX-NAHYS
5.00% 6/20/17*	5.00%	5.83%	$9,900	$(264,000)	$(563,189)	$299,189
Morgan Stanley Capital Services, Inc.:
CDX-NAHYS
5.00% 12/20/16*	5.00	5.55	21,120	(299,200)	(1,055,561)	756,361

				$(563,200)	$(1,618,750)	$1,055,550

*	Termination date

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $10,161,348 or 0.9% of net assets.
(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,573,682.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $88,400,014 and gross unrealized depreciation of investments was $(1,427,032), resulting in net unrealized appreciation of $86,972,982.

As of July 31, 2012, the Fund held 6.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,003,673,141		$191,453,321		$1,195,126,462
Short-Term Investments		8,217,365		– 0	–	– 0	–	8,217,365

Total Investments in Securities		8,217,365		1,003,673,141		191,453,321		1,203,343,827
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	2,494,300		2,494,300
Credit Default Swap Contracts		– 0	–	1,055,550		– 0	–	1,055,550
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(2,557,093)		(2,557,093)

Total		$8,217,365		$1,004,728,691		$191,390,528		$1,204,336,584

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$138,274,159		$1,165,152		$139,439,311
Accrued discounts/(premiums)	116,235		– 0	–	116,235
Realized gain (loss)	348,115		91,488		439,603
Change in unrealized appreciation/depreciation	13,526,054		(405,941)		13,120,113
Purchases	73,070,000		– 0	–	73,070,000
Sales	(4,914,889)		– 0	–	(4,914,889)
Settlements	– 0	–	(91,488)		(91,488)
Transfers in to Level 3*	11,334,197		(822,004)		10,512,193
Transfers out of Level 3^	(40,300,550)		– 0	–	(40,300,550)

Balance as of 7/31/12	$191,453,321		$(62,793)		$191,390,528

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$13,571,154		$(405,941)		$13,165,213

*	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.
^	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$ 191,453,321	Broker Quotes	Yield	0.63-14.259%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 104.4%
Long-Term Municipal Bonds - 104.4%
California - 95.5%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,562,600
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	8,956,116
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	8,945,775
Series 2010S-2
5.00%, 10/01/30	2,350	2,664,242
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	3,341,091
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,966,217
California Dept Wtr Res Cen Vy
5.00%, 12/01/24	5,000	5,994,600
Series 2008AE
5.00%, 12/01/27	2,680	3,180,115
Series 2009AF
5.00%, 12/01/29	2,225	2,585,361
Series 2012AL
5.00%, 12/01/29 (a)	5,150	6,296,081
Series 2013 AM
5.00%, 12/01/25 (a)	7,700	9,436,966
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	7,061,673
California Ed Fac Auth (California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	2,202,574
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21-11/01/26	1,890	2,122,251
Series 04
5.00%, 11/01/20	1,000	1,057,120
5.25%, 5/01/34	1,000	1,032,810
Series 2012A
5.00%, 11/01/30	1,250	1,415,938
California GO
5.00%, 8/01/22-2/01/32	17,180	18,699,236
5.00%, 2/01/32 (Pre-refunded/ETM)	4,420	4,629,773
5.125%, 6/01/31	20	20,031
5.25%, 2/01/30-4/01/30	7,580	7,603,195
5.30%, 4/01/29	5	5,274
Series 03
5.25%, 2/01/24	3,500	3,669,750
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,635,376

	Principal Amount (000)	U.S. $ Value
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,500	2,545,450
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32 (a)	2,825	2,985,516
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	1,590	1,590,890
California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22	3,500	3,705,695
Series 2004A
5.50%, 6/01/23	3,290	3,481,511
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	4,428,759
California Pub Wks Brd (Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,629,953
Series 05C
5.00%, 4/01/23	3,130	3,428,445
California Rural Home Mtg
Series 00B
6.25%, 12/01/31	50	50,050
Series 00D
6.00%, 12/01/31	75	75,060
California Statewide CDA (San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	1,425	1,478,039
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,635	5,715,637
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	1,880	1,881,391
Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	4,504,080
NPFGC-RE Series 00A
6.00%, 8/01/24	1,550	1,556,556
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	3,420	3,420,137
City of Encinitas (Encinitas Ranch Public Improvements)
5.00%, 9/01/26-9/01/29	2,800	3,071,430
Coachella Valley CA USD COP
AMBAC

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/23	2,500	2,609,375
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,425	5,430,913
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,410	3,446,453
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	5,106,352
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23-9/01/24	1,110	1,122,671
5.60%, 9/01/26	1,000	1,008,520
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/26	1,745	1,925,887
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,485,300
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,546,800
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.25%, 9/02/19	1,220	1,241,655
4.00%, 9/02/22	1,355	1,395,989
4.25%, 9/02/24	1,530	1,576,313
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/22	1,340	1,397,272
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25-8/01/26	3,780	4,082,474
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	1,525	1,527,730
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	4,312,815
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/28-11/01/30	11,485	13,152,720
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,579,287
5.10%, 3/01/19	1,350	1,355,441
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,683,491
Series 2010A
5.00%, 5/15/25	8,915	10,530,576
Series A
5.00%, 5/15/27	3,560	4,163,847
Los Angeles CA Dept W&P Pwr

	Principal Amount (000)	U.S. $ Value
AMBAC
5.00%, 7/01/24	5,250	6,036,187
AMBAC Series 2006A-2
5.00%, 7/01/31	5,000	5,587,500
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	25,187,233
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	5,040,000
Los Angeles CA USD COP
5.00%, 10/01/29	4,855	5,442,115
Series 2012B
5.00%, 10/01/28	4,365	4,908,704
Los Angeles CA USD GO
5.25%, 7/01/25 (b)	8,000	9,557,440
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)
5.00%, 7/01/25	1,260	1,496,578
Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20 (Pre-refunded/ETM)	3,040	3,322,872
Met Wtr Dist Southern CA Wtr
Series 2011C
5.00%, 10/01/24	3,425	4,303,958
Mount Diablo CA USD GO
Series 2012B-2
5.00%, 7/01/27	3,200	3,730,176
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,592,100
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,692,986
6.00%, 3/01/36	1,125	1,206,180
AMBAC Series 05
5.00%, 3/01/26	1,900	1,942,161
RADIAN Series 04
5.00%, 3/01/24	3,060	3,062,632
Oakland CA USD GO
NPFGC-RE
5.00%, 8/01/22	8,975	9,561,606
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,813,322
Orange Cnty CA COP
AMBAC
6.00%, 6/01/21 (Pre-refunded/ETM)	765	927,149
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21 (Pre-refunded/ETM) (c)	37,500	31,674,375
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,815,736
Palo Alto CA Univ AVE AD
5.00%, 9/02/25-9/02/30	3,290	3,660,159

	Principal Amount (000)	U.S. $ Value
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj)
NPFGC Series 03A
5.00%, 8/01/21	6,410	6,509,419
Placentia-Yorba Lnda CA USD GO (Placentia-Yorba Lnda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,389,336
Port of Oakland CA
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	280	283,279
NPFGC-RE Series 2002L
5.375%, 11/01/27	2,220	2,239,358
Poway CA USD CFD #6
5.00%, 9/01/26	975	1,067,898
Redding CA Elec Sys COP
NPFGC Series 92A
11.103%, 7/01/22 (Pre-refunded/ETM) (d)	1,145	1,748,140
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,203,950
6.00%, 9/01/30	1,395	1,517,621
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	1,720	1,969,383
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	1,020,920
Sacramento CA USD GO
AGM Series 04D
5.25%, 7/01/21 (Pre-refunded/ETM)	2,545	2,661,459
5.25%, 7/01/22 (Pre-refunded/ETM)	2,870	3,001,331
5.25%, 7/01/23 (Pre-refunded/ETM)	3,110	3,252,314
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 00B
6.00%, 2/01/33	5,135	5,134,435
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,878,766
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,831,272
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,714,886
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	6,108,175
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
5.25%, 3/01/25	15,000	16,900,200
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,525,436
San Diego Cnty CA COP

	Principal Amount (000)	U.S. $ Value
Series 04A
5.50%, 9/01/44 (Pre-refunded/ETM)	5,000	5,531,500
San Diego Cnty CA Wtr Auth
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	18,956,230
San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,749,830
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,476,364
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,953,130
AGM Series 00A
6.125%, 1/01/27	1,480	1,482,412
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/27	12,000	14,352,600
Series 2009B
5.00%, 11/01/27	4,705	5,473,044
San Francisco City/Cnty CA USD GO
5.00%, 6/15/27	3,315	3,829,156
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	17,707,800
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	17,148,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	20,061,250
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series A
Zero Coupon, 1/15/36	47,415	12,750,368
San Jose CA Hotel Tax
6.125%, 5/01/31	5,000	5,857,700
San Juan CA USD GO
Series 2012B
5.00%, 8/01/28	7,395	8,594,617
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	6,008,796
Santa Clara CA Elec
Series 2011A
5.00%, 7/01/30	1,810	2,038,386
Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,798,588
South Gate CA PFA (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,809,252
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,735,072
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,133,290
Stockton CA PFA (Stockton CA Redev Projs)

	Principal Amount (000)	U.S. $ Value
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,155,600
Tejon Ranch CA Pub Fac Fin CFD #1
5.25%, 9/01/26-9/01/28	2,375	2,506,060
5.50%, 9/01/30-9/01/33	2,135	2,234,715
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,532,173
Univ of California
Series 2012G
5.00%, 5/15/30 (a)	8,500	10,122,395
Series K
5.00%, 5/15/21	4,550	5,093,861
AGM Series 05B
5.00%, 5/15/24	5,000	5,225,450
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,959,646

		654,110,677

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	1,187,094

Illinois - 0.1%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	890	1,039,992

Nevada - 0.4%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,475	2,627,336

Puerto Rico - 7.4%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	11,615,010
Puerto Rico GO
5.25%, 7/01/23	3,000	3,184,620
Series 01A
5.50%, 7/01/19	1,880	2,127,464
Series 03A
5.25%, 7/01/23 (Pre-refunded/ETM)	800	836,224
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,165
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	327,639
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	175	227,385
5.50%, 8/01/28	20,825	23,847,540
Univ of Puerto Rico
5.00%, 6/01/18	4,930	5,294,919
Series 06Q

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/19	2,490	2,650,157

		50,654,123

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	3,050	3,725,148
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,831,891

		5,557,039

Total Municipal Obligations (cost $641,504,585)		715,176,261

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (e) (cost $395,452)	395,452	395,452

Total Investments - 104.5% (cost $641,900,037) (f)		715,571,713
Other assets less liabilities - (4.5)%		(30,795,354)

Net Assets - 100.0%		$684,776,359

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank NA	$6,500	1/25/26	SIFMA *	4.108%		$1,972,237
Merrill Lynch Capital Services Inc.	14,500	7/30/26	4.09%	SIFMA	*	(4,440,913)
Merrill Lynch Capital Services Inc.	10,200	8/9/26	4.0632%	SIFMA	*	(3,173,094)
Merrill Lynch Capital Services Inc.	15,000	11/15/26	4.3777%	SIFMA	*	(5,308,964)
Merrill Lynch Capital Services, Inc.	2,800	10/1/16	SIFMA *	4.1475%		436,559

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,100	10/21/16	SIFMA	*	4.129%	$478,272

						$(10,035,903)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $12,308,240.
(d)	Variable rate coupon, rate shown as of July 31, 2012.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,383,903 and gross unrealized depreciation of investments was $(712,227), resulting in net unrealized appreciation of $73,671,676.

As of July 31, 2012, the Fund held 26.1% of net assets in insured bonds (of this amount 8.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$663,646,103		$51,530,158		$715,176,261
Short-Term Investments		395,452		– 0	–	– 0	–	395,452

Total Investments in Securities		395,452		663,646,103		51,530,158		715,571,713
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	2,887,068		2,887,068
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(12,922,971)		(12,922,971)

Total		$395,452		$663,646,103		$41,494,255		$705,535,810

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$43,699,117		$(7,515,720)		$36,183,397
Accrued discounts/(premiums)	21,005		– 0	–	21,005
Realized gain (loss)	530,263		(834,022)		(303,759)
Change in unrealized appreciation/depreciation	1,008,124		(2,520,183)		(1,512,059)
Purchases	7,427,454		– 0	–	7,427,454
Sales	(22,750,800)		– 0	–	(22,750,800)
Settlements	– 0	–	834,022		834,022
Transfers in to Level 3^	24,878,168		– 0	–	24,878,168
Transfers out of Level 3	(3,283,173)		– 0	–	(3,283,173)

Balance as of 7/31/12	$51,530,158		$(10,035,903)		$41,494,255

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$1,585,054		$(2,520,183)		$(935,129)

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2012		Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$51,530,158		Broker Quotes	Yield	0.22-9.75%
Interest Rate Swaps	($10,035,903	)*	Notional Pricing Model	Floating Rate Point	4.06-4.38%

*	Represents the unrealized appreciation/depreciation on the instrument.

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

Interest Rate Swaps

The significant unobservable inputs used in the fair value measurement of Fund’s Interest Rate Swap Securities are the Floating Rate from the Float Leg of the SWAP. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. The Fund uses a Notional Pricing Model to generate the daily Mark to Market.

AllianceBernstein Municipal Income Fund - New York Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.7%
Long-Term Municipal Bonds - 100.7%
New York - 90.2%
Albany Cnty NY Arpt Auth
AGM
5.00%, 12/15/25-12/15/26	$4,540	$5,125,628
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	795	918,694
Build NYC Resource Corp. (YMCA of Grtr New York)
5.00%, 8/01/32	1,000	1,134,610
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,716,092
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,628,958
East Rochester NY Hsg Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,918,730
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	12,004,279
Series 2011C
5.00%, 12/01/28	7,260	8,648,330
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,535,270
Erie Cnty NY IDA
AGM Series 04
5.75%, 5/01/25 (Pre-refunded/ETM)	1,400	1,533,168
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	10,622,530
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/28	650	741,696
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	2,012,020
Long Island Pwr Auth NY
Series 2012B
5.00%, 9/01/27	2,500	2,955,875
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	9,431,036
Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	5,063,800
Series 02A
5.125%, 11/15/31	5,500	5,568,200
Series 2011D

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/29	4,300	4,958,244
Series 2012C
5.00%, 11/15/31	6,000	6,922,680
Series 2012D-1
5.00%, 11/01/28	2,480	2,909,784
Series 2012E
5.00%, 11/15/31	2,625	3,028,672
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series A
5.25%, 11/15/30	10,000	10,132,500
NPFGC
5.00%, 11/15/18-11/15/21	11,890	13,849,714
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,131,740
Montgomery Cnty NY IDA (New York St Boces Prog)
XLCA Series 05A
5.00%, 7/01/24	1,000	1,023,370
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	2,120	1,411,729
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,601,200
New York NY GO
5.00%, 1/01/21	5,000	5,792,850
Series 04G
5.00%, 12/01/23	3,225	3,544,597
Series 04I
5.00%, 8/01/21	11,400	12,383,478
Series 05J
5.00%, 3/01/24	5,000	5,500,950
Series 2012I
5.00%, 8/01/30	3,900	4,639,752
AGM Series 04E
5.00%, 11/01/21	4,000	4,387,960
XLCA Series 04I
5.00%, 8/01/18	10,000	10,873,100
New York NY HDC MFHR (New York NY HDC)
Series 02A
5.50%, 11/01/34	10	10,041
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,864,800
New York NY Hlth & Hosp Corp.
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,834,691
New York NY IDA (Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	8,999,460
New York NY IDA (Lycee Francais)
Series 02C

	Principal Amount (000)	U.S. $ Value
6.80%, 6/01/28	2,500	2,553,550
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,160,206
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24	800	843,880
New York NY Mun Wtr Fin Auth
5.00%, 6/15/27	15,110	17,531,075
Series CC 2008
5.125%, 6/15/30	10,300	11,760,540
New York NY TFA Bldg Aid
NPFGC-RE
5.00%, 7/15/21 (a)	7,000	8,005,340
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,645,400
Series 2011B
5.00%, 2/01/25	11,000	13,355,540
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/31	9,675	10,851,480
New York St Dormitory Auth
Series 02-34
5.20%, 2/01/32 (Pre-refunded/ETM)	3,965	4,141,324
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	575	629,079
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,850	2,120,933
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,941,830
Series B
5.00%, 7/01/27	4,925	5,941,027
Series C
5.00%, 7/01/29	2,000	2,390,120
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	1,805	1,812,617
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,407,165
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,757,886
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,564,071
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	1,860	1,969,461

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,563,311
New York St Dormitory Auth (New York St Boces Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,373,660
New York St Dormitory Auth (New York St Lease Suny)
5.00%, 5/15/29	6,350	7,574,026
Series 2012A
5.00%, 5/15/27	2,700	3,238,407
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27-6/15/31	7,350	8,743,570
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,761,679
Series 2012A
5.00%, 7/01/31-7/01/32	6,000	7,166,940
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,401,213
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,574,541
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	1,200	1,358,568
Series B
5.25%, 7/01/24	650	732,115
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,428,158
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	1,001,550
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/25	5,335	6,140,153
5.75%, 7/01/24	5,165	6,128,789
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	975,730
New York St Dormitory Auth (St Johns Univ)
Series 2012A
5.00%, 7/01/26-7/01/28 (b)	6,950	8,203,841
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,360	14,199,962
Series 2011A
5.00%, 7/01/28	6,690	7,977,223

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (Teachers College at Columbia Univ)
5.00%, 7/01/34	2,535	2,910,586
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23-7/01/24	1,250	1,321,854
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	11,008,015
New York St Dormitory Auth Rev Nonst Sup Dept (Rockefeller Univ)
Series B
5.00%, 7/01/33	3,000	3,576,300
New York St Energy Res & Dev Auth (Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,506,375
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/29	2,000	2,341,000
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,225	2,569,497
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-31A
5.30%, 10/01/31	8,435	8,440,061
Series 82
5.65%, 4/01/30	1,495	1,500,681
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,494,850
NPFGC Series C
5.00%, 11/15/19	680	803,094
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	13,036,290
Series 2010A
5.00%, 3/15/28	5,000	6,047,750
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,440,950
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,486,250
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	14,573,122
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/31	11,000	12,617,000
Newburgh NY GO
5.25%, 6/15/28	1,065	1,077,194

	Principal Amount (000)	U.S. $ Value
5.50%, 6/15/32	1,320	1,334,929
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,501,375
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.)
Series 99
6.25%, 12/01/34	2,000	2,003,480
Onondaga Cnty NY IDA (Bristol-Myers Squibb)
5.75%, 3/01/24	4,000	5,082,600
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,290	1,283,395
Onondaga Cnty NY Trst for Cultural Res (Syracuse Univ)
5.00%, 12/01/28-12/01/29	2,135	2,507,209
Port Authority of NY & NJ
5.00%, 7/15/31	18,000	21,042,180
Port Authority of NY & NJ (JFK International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,835,072
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute.)
Series 2006
5.00%, 3/01/26	7,505	8,042,058
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	6,075,800
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	989,500
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	5,990	6,795,176
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,621,619
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,192,424
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24-11/15/26	16,715	19,045,450
Series 2012A
5.00%, 11/15/27	5,300	6,441,090
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010A
5.00%, 9/01/30	3,000	3,379,350
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	861,604
Westchester Cnty Hlth Care Corp. NY
6.00%, 11/01/30	1,000	1,169,050
Yonkers NY IDA (Malotz Skilled Nursing Fac)

	Principal Amount (000)	U.S. $ Value
NPFGC Series 99
5.65%, 2/01/39	700	702,688

		614,943,114

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	837,685
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	1,001,190

		1,838,875

Florida - 1.3%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,490	5,265,239
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	650	660,764
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32 (d)	890	779,729
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,060	2,085,915

		8,791,647

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	534,825

Guam - 0.1%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	518,705

Illinois - 0.3%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	785	917,296
Plano IL SSA #3 (Plano Il SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,267	1,302,615

		2,219,911

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	3,000	3,374,640

Nevada - 0.2%
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,355	1,395,650

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.1%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	1,000	950,730

Ohio - 0.1%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (d)(e)	1,200	961,764

Puerto Rico - 6.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,252,280
5.375%, 7/01/24	5,225	5,773,207
Series 08WW
5.375%, 7/01/23	405	448,639
Puerto Rico GO
5.25%, 7/01/23	1,600	1,698,464
Series 01A
5.50%, 7/01/19	915	1,035,441
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,165
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,420	3,633,784
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,861,559
5.125%, 12/01/27	1,495	1,660,407
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01A
5.20%, 12/01/33	1,435	1,436,306
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.125%, 4/01/32	1,000	1,025,600
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	935	983,854
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	125	162,417
5.50%, 8/01/28	14,875	17,033,957
Univ of Puerto Rico
5.00%, 6/01/22	255	266,070
Series 06Q
5.00%, 6/01/20	4,225	4,467,092

		44,282,242

Texas - 1.0%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	3,297,672
7.50%, 6/30/32	1,225	1,554,109
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)

	Principal Amount (000)	U.S. $ Value
6.875%, 12/31/39	1,350	1,621,674

		6,473,455

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	100	101,750

Total Investments - 100.7% (cost $636,539,618) (f)		686,387,308
Other assets less liabilities - (0.7)%		(4,492,193)

Net Assets - 100.0%		$681,895,115

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank NA	$2,200	1/25/26	SIFMA	*	4.108%	$667,526
Merrill Lynch Capital Services, Inc.	3,100	10/1/16	SIFMA	*	4.1475%	483,333

						$1,150,859

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $548,938.
(b)	When-Issued or delayed delivery security.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Fair valued.
(f)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,255,560 and gross unrealized depreciation of investments was $(2,407,870), resulting in net unrealized appreciation of $49,847,690.

As of July 31, 2012, the Portfolio held 23.0% of net assets in insured bonds (of this amount 1.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation

ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - New York Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$656,513,462		$29,873,846		$686,387,308

Total Investments in Securities		– 0	–	656,513,462		29,873,846		686,387,308
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,150,859		1,150,859
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$656,513,462		$31,024,705		$687,538,167

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$28,619,698		$416,950		$29,036,648
Accrued discounts/(premiums)	10,421		– 0	–	10,421
Realized gain (loss)	740		(38,310)		(37,570)
Change in unrealized appreciation/depreciation	253,874		733,909		987,783
Purchases	801,480		– 0	–	801,480
Sales	(593,750)		– 0	–	(593,750)
Settlements	– 0	–	38,310		38,310
Transfers in to Level 3^	7,459,981		– 0	–	7,459,981
Transfers out of Level 3	(6,678,598)		– 0	–	(6,678,598)

Balance as of 7/31/12	$29,873,846		$1,150,859		$31,024,705

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$253,874		$178,928		$432,802

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$29,873,846	Broker Quotes	Yield	0-11.23%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012